Intangible Assets	12 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 11 — Intangible Assets

Intangible assets at September 30 consisted of:

	2014		2013
(Millions of dollars)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets
Core and developed technology	$893	$379	$942	$401
Product rights	148	31	167	24
Patents, trademarks, and other	268	184	349	254

Amortized intangible assets	$1,308	$594	$1,457	$679

Unamortized intangible assets
Acquired in-process research and development	$44		$54
Trademarks	2		2

Unamortized intangible assets	$46		$56

The decrease in acquired in-process research and development projects largely represents the completion of projects relating to the KIESTRA and Sirigen acquisitions. Additional details regarding these acquisitions and project completions are provided in Note 9. Intangible amortization expense was $84 million, $83 million and $71 million in 2014, 2013 and 2012, respectively. The estimated aggregate amortization expense for the fiscal years ending September 30, 2015 to 2019 are as follows: 2015 — $83 million; 2016 — $82 million; 2017 — $81 million; 2018 — $74 million; 2019 — $69 million.

The following is a reconciliation of goodwill by business segment:

(Millions of dollars)	Medical	Life Sciences	Total
Goodwill as of September 30, 2013	$511	$598	$1,109
Acquisitions (A)	—	13	13
Currency translation/other (B)	(29)	(3)	(32)

Goodwill as of September 30, 2014	$482	$608	$1,090

(A)	Represents goodwill recognized upon the Company’s acquisition of Alverix, Inc. in the second quarter of fiscal year 2014.

(B)	Includes amounts resulting from foreign currency translation as well as acquisition accounting adjustments.